Share capital - Summary of Detailed Information About Assumptions Used in Stock Option Pricing Model (Detail) - Option pricing model [member]	12 Months Ended
Oct. 31, 2021 yr
Disclosure Of Assumptions Used In Stock Option Pricing Model [line items]
Expected life of options	6
Expected dividend yield	0.00%
Expected stock price volatility	65.00%
Expected forfeiture rate	0.00%
Bottom of range [member]
Disclosure Of Assumptions Used In Stock Option Pricing Model [line items]
Risk free interest rate	0.46%
Top of range [member]
Disclosure Of Assumptions Used In Stock Option Pricing Model [line items]
Risk free interest rate	0.97%